REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Revenue And Segment Information
SCHEDULE OF REVENUE AND SEGMENT INFORMATION

	For the year ended December 31, 2024
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	12,160,349	1,372,319	-	13,532,668
Flooring	575,668	1,377,074	-	1,952,742
Decking	2,913,838	2,797,853	-	5,711,691
Sawn timber	-	335,986	-	335,986
Carbon credits	6,260	-	-	6,260
Revenue from external customers and segment revenue	15,656,115	5,883,232	-	21,539,347

Interest income	13,173	-	188	13,361
Interest expenses	601,703	227,281	2,280	831,264
Depreciation/amortization	73,465	1,373,721	4,748	1,451,934
Reportable segment results	32,624	(7,513,736)	(1,320,932)	(8,802,044)

	For the year ended December 31, 2023
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	10,024,250	390,739	-	10,414,989
Flooring	1,844,633	4,204,279	-	6,048,912
Decking	3,712,691	3,945,418	-	7,658,109
Sawn timber	-	1,334,765	-	1,334,765
Revenue from external customers and segment revenue	15,581,574	9,875,201	-	25,456,775

Interest income	19,402	-	3,837	23,239
Interest expenses	575,742	235,043	687,367	1,498,152
Depreciation/amortization	118,514	1,786,016	8,741	1,913,271
Reportable segment results	(128,996)	(9,651,185)	(2,196,001)	(11,976,182)

	For the year ended December 31, 2022
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	27,272,065	526,192	-	27,798,257
Flooring	4,407,737	7,585,698	-	11,993,435
Decking	5,759,307	8,040,685	-	13,799,992
Sawn timber	-	1,747,593	-	1,747,593
Revenue from external customers and segment revenue	37,439,109	17,900,168	-	55,339,277

Interest income	11,139	-	434	11,573
Interest expenses	647,215	184,988	976,787	1,808,990
Depreciation/amortization	104,447	1,603,402	9,692	1,717,541
Reportable segment results	6,118,794	1,678,217	(2,586,191)	5,210,820

SCHEDULE OF REPORTABLE SEGMENT ASSETS AND LIABILITIES

	As at December 31, 2024
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Reportable segment assets	12,143,525	28,500,105	164,441	40,808,071

Reportable segment liabilities	(14,420,451)	(15,186,711)	(2,092,817)	(31,699,979)

	As at December 31, 2023
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Reportable segment assets	17,318,638	36,414,457	587,793	54,320,888

Reportable segment liabilities	(15,727,139)	(19,069,138)	(1,342,923)	(36,139,200)

SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	2024	2023	2022
	USD	USD	USD

Geographical locations:
China	10,675,975	15,491,537	37,860,768
Europe	4,556,990	8,094,986	15,278,355
South America	1,668,422	1,364,773	1,531,560
North America	554,185	110,057	37,107
Asia	4,056,712	395,422	631,487
Africa	27,063	-	-
Total	21,539,347	25,456,775	55,339,277

Timing of revenue recognition:
At a point in time	21,539,347	25,456,775	55,339,277